Income Taxes - Schedule of Unrecognized Tax Benefits (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 0	$ 0	¥ 0
Additions	2,588,962	406,265	3,322,470
Decreases	0	0	(3,322,470)
Balance at end of the year	¥ 2,588,962	$ 406,265	¥ 0